Disaggregated Revenues (Tables)	6 Months Ended
Jun. 30, 2025
Disaggregated Revenues [Abstract]
Schedule of Company’s Breakdown of Revenues

Information for the Company’s breakdown of revenues by service type for the six months ended June 30, 2024 and 2025 are as follows:

	For the six months ended June 30,
	2024	2025

Freight forwarding services
- Air freight	$38,744,329	$22,552,413
- Ocean freight	621,675	599,588
Subtotal	39,366,004	23,152,001
Ancillary logistic services	205	35,799
Total	$39,366,209	$23,187,800

Information for the Company’s breakdown of revenue from freight forwarding services for the six months ended June 30, 2024 and 2025 are as follows:

	For the six months ended June 30,
	2024	2025

Export shipments
- Air	$38,742,336	$22,551,083
- Ocean	616,158	598,148
- Subtotal	39,358,494	23,149,231

Import shipments
- Air	1,993	1,330
- Ocean	5,517	1,440
- Subtotal	7,510	2,770
Total	$39,366,004	$23,152,001

Information for the Company’s breakdown of revenue by types of customers for the six months ended June 30, 2024 and 2025 are as follows:

	For the six months ended June 30,
	2024	2025

Freight forwarders	$39,186,625	$23,040,700
Direct customers	179,584	147,100
Total	$39,366,209	$23,187,800

Schedule of Company’s Breakdown of Export Revenue Destination

Information for the Company’s breakdown of export revenue destination for the six months ended June 30, 2024 and 2025 are as follows:

	For the six months ended June 30,
	2024		2025

United States	$27,748,425	70.50%	$16,447,419	71.05%
Canada	1,502,484	3.82%	935,807	4.04%
France	318,118	0.81%	60,860	0.26%
United Kingdom	2,963,564	7.53%	1,558,376	6.73%
The Netherlands	2,786,257	7.08%	1,618,362	7.00%
Singapore	28,414	0.08%	-	-
Others (Note)	4,011,232	10.18%	2,528,407	10.92%
Total export revenue	$39,358,494	100%	$23,149,231	100%